Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Professional and legal fees	R 128	R 104	R 92
Compliance and assurance costs	108	84	75
Corporate business development	383	73	38
Corporate office expenditure1	1,219	1,309	1,306
Other corporate and administration expenses	129	30	82
Administrative expenses	R 1,967	R 1,600	R 1,593